================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                    Oppenheimer Small- & Mid-Cap Growth Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Arthur S. Gabinet

                             OppenheimerFunds, Inc.

           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: October 31

                      Date of reporting period: 1/31/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    Shares                        Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.4%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.6%
---------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.5%
LKQ Corp.(1)                                                        41,120              $      1,340,512
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.6%
Chipotle Mexican Grill, Inc., Cl. A(1)                              11,810                     4,337,695
---------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A(1)                                          24,050                     3,565,413
---------------------------------------------------------------------------------------------------------
Tim Hortons, Inc.                                                   24,210                     1,179,269
                                                                                        -----------------
                                                                                               9,082,377
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Tempur-Pedic International, Inc.(1)                                 40,050                     2,671,736
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
HomeAway, Inc.(1)                                                   32,420                       876,637
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.4%
Dollar Tree, Inc.(1)                                                70,900                     6,013,029
---------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                     51,760                     2,555,909
                                                                                        -----------------
                                                                                               8,568,938
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.5%
O'Reilly Automotive, Inc.(1)                                        22,820                     1,860,058
---------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                      40,170                     2,137,847
---------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.(1)                                      66,570                     1,372,673
---------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                       28,710                     1,831,698
---------------------------------------------------------------------------------------------------------
Tractor Supply Co.                                                  56,630                     4,574,005
---------------------------------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc.(1)                          59,810                     4,558,718
                                                                                        -----------------
                                                                                              16,334,999
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.2%
Deckers Outdoor Corp.(1)                                            28,420                     2,297,757
---------------------------------------------------------------------------------------------------------
Fossil, Inc.(1)                                                     23,010                     2,187,101
---------------------------------------------------------------------------------------------------------
lululemon athletica, Inc.(1)                                        42,550                     2,686,182
---------------------------------------------------------------------------------------------------------
Michael Kors Holdings Ltd.(1)                                       52,440                     1,623,018
---------------------------------------------------------------------------------------------------------
Under Armour, Inc., Cl. A(1)                                        22,210                     1,768,360
                                                                                        -----------------
                                                                                              10,562,418
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.0%
---------------------------------------------------------------------------------------------------------
BEVERAGES--2.1%
Monster Beverage Corp.(1)                                           50,300                     5,256,853
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Fresh Market, Inc. (The)(1)                                         38,420                     1,654,365
---------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                            49,980                     3,700,019
                                                                                        -----------------
                                                                                               5,354,384
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.8%
Estee Lauder Cos., Inc. (The), Cl. A(1)                             72,530                     4,201,663
---------------------------------------------------------------------------------------------------------
Herbalife Ltd.                                                      47,230                     2,733,672
                                                                                        -----------------
                                                                                               6,935,335
---------------------------------------------------------------------------------------------------------
ENERGY--6.8%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.3%
Atwood Oceanics, Inc.(1)                                            67,120                     3,086,178

                  1 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    Shares                        Value
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
---------------------------------------------------------------------------------------------------------
Core Laboratories NV                                                22,640              $      2,405,047
---------------------------------------------------------------------------------------------------------
Oceaneering International, Inc.                                     38,190                     1,855,652
---------------------------------------------------------------------------------------------------------
Oil States International, Inc.(1)                                   41,970                     3,344,589
                                                                                        -----------------
                                                                                              10,691,466
---------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.5%
Cabot Oil & Gas Corp., Cl. A                                        52,760                     1,683,044
---------------------------------------------------------------------------------------------------------
Concho Resources, Inc.(1)                                           44,180                     4,712,239
                                                                                        -----------------
                                                                                               6,395,283
---------------------------------------------------------------------------------------------------------
FINANCIALS--5.5%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
Affiliated Managers Group, Inc.(1)                                  21,640                     2,175,036
---------------------------------------------------------------------------------------------------------
LPL Investment Holdings, Inc.(1)                                    44,710                     1,468,724
                                                                                        -----------------
                                                                                               3,643,760
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
First Republic Bank(1)                                              65,840                     1,973,883
---------------------------------------------------------------------------------------------------------
Signature Bank(1)                                                   52,440                     3,049,386
                                                                                        -----------------
                                                                                               5,023,269
---------------------------------------------------------------------------------------------------------
INSURANCE--2.0%
Arthur J. Gallagher & Co.                                           66,560                     2,219,110
---------------------------------------------------------------------------------------------------------
ProAssurance Corp.                                                  35,220                     2,875,009
                                                                                        -----------------
                                                                                               5,094,119
---------------------------------------------------------------------------------------------------------
HEALTH CARE--13.3%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.0%
Alexion Pharmaceuticals, Inc.(1)                                    81,510                     6,256,708
---------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc.(1)                                    38,300                     1,366,161
                                                                                        -----------------
                                                                                               7,622,869
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Cooper Cos., Inc. (The)                                             23,870                     1,721,982
---------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                                       24,420                     2,018,801
---------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(1)                                         17,190                     1,454,102
                                                                                        -----------------
                                                                                               5,194,885
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
AmerisourceBergen Corp.                                             85,110                     3,316,737
---------------------------------------------------------------------------------------------------------
Catalyst Health Solutions, Inc.(1)                                  38,080                     2,085,261
---------------------------------------------------------------------------------------------------------
HMS Holdings Corp.(1)                                              112,050                     3,698,771
                                                                                        -----------------
                                                                                               9,100,769
---------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.5%
Cerner Corp.(1)                                                     52,330                     3,186,374
---------------------------------------------------------------------------------------------------------
SXC Health Solutions Corp.(1)                                       49,990                     3,152,369
                                                                                        -----------------
                                                                                               6,338,743
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.1%
Perrigo Co.                                                         23,480                     2,244,688
---------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd.(1)                                       14,010                       675,282

                  2 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    Shares                        Value
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Watson Pharmaceuticals, Inc.(1)                                     39,750              $      2,330,543
                                                                                        -----------------
                                                                                               5,250,513
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--18.2%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
B/E Aerospace, Inc.(1)                                              72,700                     3,067,940
---------------------------------------------------------------------------------------------------------
Hexcel Corp.(1)                                                     97,910                     2,454,604
---------------------------------------------------------------------------------------------------------
TransDigm Group, Inc.(1)                                            39,780                     4,158,203
                                                                                        -----------------
                                                                                               9,680,747
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Clean Harbors, Inc.(1)                                              22,500                     1,427,625
---------------------------------------------------------------------------------------------------------
Stericycle, Inc.(1)                                                 25,550                     2,146,711
---------------------------------------------------------------------------------------------------------
Waste Connections, Inc.                                             68,000                     2,197,080
                                                                                        -----------------
                                                                                               5,771,416
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.7%
AMETEK, Inc.                                                        75,645                     3,555,315
---------------------------------------------------------------------------------------------------------
Polypore International, Inc.(1)                                     51,880                     1,975,590
---------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                              39,900                     3,726,261
                                                                                        -----------------
                                                                                               9,257,166
---------------------------------------------------------------------------------------------------------
MACHINERY--4.7%
Gardner Denver, Inc.                                                34,790                     2,595,334
---------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                    31,830                     2,886,663
---------------------------------------------------------------------------------------------------------
Pall Corp.                                                          20,850                     1,244,328
---------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                               43,160                     2,095,850
---------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                        44,070                     3,031,575
                                                                                        -----------------
                                                                                              11,853,750
---------------------------------------------------------------------------------------------------------
MARINE--0.7%
Kirby Corp.(1)                                                      27,650                     1,846,191
---------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.9%
Kansas City Southern, Inc.(1)                                       70,650                     4,849,416
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                                        27,050                     1,262,694
---------------------------------------------------------------------------------------------------------
United Rentals, Inc.(1)                                             33,100                     1,265,744
                                                                                        -----------------
                                                                                               2,528,438
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.2%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
Aruba Networks, Inc.(1)                                             85,080                     1,887,074
---------------------------------------------------------------------------------------------------------
F5 Networks, Inc.(1)                                                16,640                     1,992,474
---------------------------------------------------------------------------------------------------------
Riverbed Technology, Inc.(1)                                        48,090                     1,151,275
                                                                                        -----------------
                                                                                               5,030,823
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
SanDisk Corp.(1)                                                    49,110                     2,253,167
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.5%
Equinix, Inc.(1)                                                    23,940                     2,871,842
---------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp                                                 30,560                     1,316,219
---------------------------------------------------------------------------------------------------------
Mercadolibre, Inc.                                                  14,750                     1,289,150

                  3 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    Shares                        Value
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Rackspace Hosting, Inc.(1)                                          77,530              $      3,365,577
                                                                                        -----------------
                                                                                               8,842,788
---------------------------------------------------------------------------------------------------------
IT SERVICES--1.8%
Alliance Data Systems Corp.(1)                                      13,880                     1,537,904
---------------------------------------------------------------------------------------------------------
Teradata Corp.(1)                                                   57,200                     3,063,632
                                                                                        -----------------
                                                                                               4,601,536
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
Analog Devices, Inc.                                                49,050                     1,919,327
---------------------------------------------------------------------------------------------------------
Avago Technologies Ltd.                                             63,950                     2,170,463
---------------------------------------------------------------------------------------------------------
Cavuim, Inc.(1)                                                     79,440                     2,553,202
---------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.                                        102,270                     1,758,533
---------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc.(1)                                         66,180                     1,428,164
---------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                  148,390                     2,426,177
                                                                                        -----------------
                                                                                              12,255,866
---------------------------------------------------------------------------------------------------------
SOFTWARE--8.1%
Ariba, Inc.(1)                                                      81,730                     2,231,229
---------------------------------------------------------------------------------------------------------
Autodesk, Inc.(1)                                                   17,200                       619,200
---------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.(1)                           35,280                     1,985,911
---------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                             35,740                     2,330,605
---------------------------------------------------------------------------------------------------------
Fortinet, Inc.(1)                                                  123,110                     2,808,139
---------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.(1)                                             37,090                     1,843,744
---------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.(1)                                     100,700                     2,871,964
---------------------------------------------------------------------------------------------------------
Red Hat, Inc.(1)                                                    65,690                     3,046,045
---------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                            104,650                     2,728,226
                                                                                        -----------------
                                                                                              20,465,063
---------------------------------------------------------------------------------------------------------
MATERIALS--5.1%
---------------------------------------------------------------------------------------------------------
CHEMICALS--3.6%
Airgas, Inc.                                                        32,610                     2,573,907
---------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                     24,810                     1,595,531
---------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                        14,300                     2,536,531
---------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                 18,760                     1,276,430
---------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                             16,580                       969,101
                                                                                        -----------------
                                                                                               8,951,500
---------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Ball Corp.                                                          35,430                     1,390,982
---------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
Allied Nevada Gold Corp.(1)                                         46,690                     1,677,572
---------------------------------------------------------------------------------------------------------
Silver Wheaton Corp.                                                26,160                       931,558
                                                                                        -----------------
                                                                                               2,609,130
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
SBA Communications Corp.(1)                                         48,190                     2,203,247
---------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
ITC Holdings Corp.                                                  25,670                     1,892,136

                  4 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    Shares                        Value
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $193,044,457)                                                 $    247,623,227
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23% (2),(3) (Cost $4,017,128)                                   4,017,128                    4,017,128
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $197,061,585)                       100.0%                 251,640,355
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                  (0.0)                     (35,904)
                                                              -------------------------------------------
Net Assets                                                            100.0%            $    251,604,451
                                                              ===========================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield as of January 31, 2012.


3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES           GROSS           GROSS                SHARES
                                                       OCTOBER 31, 2011      ADDITIONS      REDUCTIONS      JANUARY 31, 2012
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          11,078,732       29,104,378     36,165,982           4,017,128

                                                                     VALUE                INCOME
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             $ 4,017,128              $  4,204

                  5 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2012 based on valuation input level:

                                                                  LEVEL 2--
                                                                     OTHER            LEVEL 3--
                                               LEVEL 1--        SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS             VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary            $       49,437,617     $           --     $            --   $     49,437,617
   Consumer Staples                          17,546,572                 --                  --         17,546,572
   Energy                                    17,086,749                 --                  --         17,086,749
   Financials                                13,761,148                 --                  --         13,761,148
   Health Care                               33,507,779                 --                  --         33,507,779
   Industrials                               45,787,124                 --                  --         45,787,124
   Information Technology                    53,449,243                 --                  --         53,449,243
   Materials                                 12,951,612                 --                  --         12,951,612
   Telecommunication Services                 2,203,247                 --                  --          2,203,247
   Utilities                                  1,892,136                 --                  --          1,892,136
Investment Company                            4,017,128                 --                  --          4,017,128
                                    -----------------------------------------------------------------------------
Total Assets                         $      251,640,355    $            --     $            --   $    251,640,355
                                    -----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

                  6 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                  7 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund
STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Federal tax cost of securities                $     199,709,728
                                              =================
Gross unrealized appreciation                 $      54,864,446
Gross unrealized depreciation                        (2,933,819)
                                              -----------------
Net unrealized appreciation                   $      51,930,627
                                              =================

                  8 | Oppenheimer Small- & Mid-Cap Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small- & Mid-Cap Growth Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 3/13/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 3/13/2012

By: /s/ Brian W. Wixted
    -------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 3/13/2012